Note 9 - Stock-based Compensation Plan (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Three months ended June 30, 2012
	Options	Weighted Average Exercise Price (US$)
Outstanding at March 31, 2012	140,870	$28.00
Granted	1,375	$16.00
Exercised	—	$—
Forfeited	(568)	$95.94
Outstanding at end of period	141,677	$28.00

	Year ended March 31,
	2012		2011
	Options	Weighted Average Exercise Price (USD$)	Options	Weighted Average Exercise Price (USD$)
Outstanding at beginning of year	144,401	$40.00	42,810	$172.00
Granted	26,500	$24.00	122,662	$24.00
Exercised	—	—	—	—
Forfeited	(30,031)	$84.00	(21,071)	$132.00
Outstanding and expected to vest at end of year	140,870	$28.00	144,401	$40.00

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding and Expected to Vest		Options Exercisable
Range of Exercise Prices US$			Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Remaining Contractual Life
$16.00	-	23.99	17,188	4.5	3,523	4.5
$24.00	-	26.99	112,808	3.8	56,360	3.8
$27.00	-	220.84	11,681	3.1	10,188	2.8
			141,677	3.8	70,071	3.6

			Options Outstanding and Expected to Vest		Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Remaining Contractual Life
$16.00	-	23.99	15,813	4.8	189	4.8
$24.00	-	26.99	113,163	4.0	56,715	4.0
$27.00	-	220.84	11,894	3.3	9,194	3.2
			140,870	4.0	66,098	3.9

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
	Three Months Ended June 30,
	2012	2011
Offering Price per Common Share	$22.23	$28.49
Common Shares Purchased	669	439

	Year Ended March 31,
	2012	2011
Offering Price per Common Share	$28.49	$32.33
Common Shares Purchased	1,719	478